Plan Interest In Master Trust (Tables) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Summary of Net Assets of Master Trust and Plan's Interest in Master Trust

The net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Short-term securities	$380,511,478	$28,471,814	$396,825,975	$29,779,661
Common/collective trust funds(1)	2,532,110,557	234,779,505	2,249,157,863	206,308,212
Total Investments	2,912,622,035	263,251,319	2,645,983,838	236,087,873
Receivables	1,395,917	167,465	4,942	371
Payables	(484,271)	(36,236)	(279,463)	(20,972)
Total Master Trust	$2,913,533,681	$263,382,548	$2,645,709,317	$236,067,272

(1)
As of December 31, 2025 and 2024, Master Trust amount includes short-term investment fund of $612,747 and $462,656, respectively, and Plan’s Interest in Master Trust amount includes short-term investment fund of $55,392 and $41,281, respectively. The short-term investment fund is the BNY EB Temporary Investment Fund which is comprised of money market instruments with short-term maturities used for temporary investment and is not an investment option for participants.

Summary of Net Investment Income for Master Trust

The net investment income for the Master Trust for the year ended December 31, 2025 was as follows:

Interest and dividends	$18,836,797
Net investment appreciation	365,038,439
Net investment Income of the Master Trust	$383,875,236